Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Fair Value Measurements
Schedule of Fair Value Measurement of Assets and Liabilities

	Level 1	Level 2	Level 3	Total
Consolidated - 31 December 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,100,265	-	-	1,100,265
Convertible note in Asra Minerals Limited	-	125,000	-	125,000
Loan to Alaska Asia Clean Energy Corp		962,527		962,527
Total assets	1,100,265	1,087,527	-	2,187,792

Liabilities
Financial Derivative Liability	221,954	-	-	221,954
Financial Liability - current	6,690,484	-	-	6,690,484
Total liabilities	6,912,438	-	-	6,912,438

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,425,911	-	-	1,425,911
Convertible note in Asra Minerals Limited	-	250,000	-	250,000
Total assets	1,425,911	250,000	-	1,675,911

Liabilities
Financial Derivative Liability	250,921	-	-	250,921
Financial Liability - current	928,867	-	-	928,867
Financial Liability – non-current	5,352,544	-	-	5,352,544
Total liabilities	6,532,332	-	-	6,532,332

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2023	A$	A$	A$	A$

Assets
Investments at fair value	1,425,911	-	-	1,425,911
Convertible note in Asra Minerals	-	250,000	-	250,000
Total assets	1,425,911	250,000	-	1,675,911

Liabilities
Financial derivative liability	250,921	-	-	250,921
Financial liability – Current	928,867	-	-	928,867
Financial liability – Non-current	5,352,544	-	-	5,352,544
Total assets	6,532,332	-	-	6,532,332

	Level 1	Level 2	Level 3	Total
Consolidated - 30 June 2022	A$	A$	A$	A$

Assets
Investments at fair value	3,797,443	-	-	3,797,443
Total assets	3,797,443	-	-	3,797,443